FAIR VALUE MEASUREMENT (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
LIABILITIES [Abstract]
Ownership percentage of investments not estimated at fair value (in hundredths)	50.00%		50.00%
Carrying Amount [Member]
ASSETS [Abstract]
Cash and cash equivalents	$ 131,315		$ 222,215		$ 34,096
Restricted cash (current and noncurrent portion)	10,369		7,432		8,302
LIABILITIES [Abstract]
Long term financial debt (current and non-current portion - Note 5)	441,645	[1]	517,552	[1]	512,993	[1]
Estimated Fair Value [Member]
ASSETS [Abstract]
Cash and cash equivalents	131,315		222,215		34,096
Restricted cash (current and noncurrent portion)	10,369		7,432		8,302
LIABILITIES [Abstract]
Long term financial debt (current and non-current portion - Note 5)	441,645	[1]	517,595	[1]	468,393	[1]
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Current Liabilities [Abstract]
-Interest rate collar (included in other liabilities)	0		0
-Interest rate swap (included in other liabilities)	0		0
Noncurrent Liabilities [Abstract]
-Interest rate collar (included in other liabilities)	0		0
-Interest rate swap (included in other liabilities)	0		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Current Liabilities [Abstract]
-Interest rate collar (included in other liabilities)	718		722
-Interest rate swap (included in other liabilities)	349		348
Noncurrent Liabilities [Abstract]
-Interest rate collar (included in other liabilities)	764		1,235
-Interest rate swap (included in other liabilities)	320		791
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Current Liabilities [Abstract]
-Interest rate collar (included in other liabilities)	0		0
-Interest rate swap (included in other liabilities)	0		0
Noncurrent Liabilities [Abstract]
-Interest rate collar (included in other liabilities)	0		0
-Interest rate swap (included in other liabilities)	0		0
Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Assets Measured on Nonrecurring Basis [Abstract]
Vessels and equipment held and used			0
Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Assets Measured on Nonrecurring Basis [Abstract]
Vessels and equipment held and used			0
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Assets Measured on Nonrecurring Basis [Abstract]
Vessels and equipment held and used			$ 7,380

[1]	The fair value of long term financial debt is measured using Level 2 fair value inputs.